PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT
Summary of changes in property, plant and equipment

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Cost of the property, plant, and equipment	buildings	and installations	equipment	construction	Other	Total
Balances as of January 1, 2018	9,085,698	28,016,604	711,638	950,680	1,175,697	39,940,317
Additions	13,739	66,764	11,811	983,519	119,101	1,194,934
Capitalized interest	-	-	-	23,999	-	23,999
Transfers	140,334	802,664	457	(949,888)	6,433	-
Disposals	(45,290)	(285,860)	(5,641)	(3,352)	(9,606)	(349,749)
Transfer to assets held for sale	(784,464)	(749,425)	(14,914)	(49,579)	(300,618)	(1,899,000)
Effects of IAS 29 adoption	-	699,724	-	-	-	699,724
Foreign exchange effect	290,732	1,058,527	49,727	65,868	(2,893)	1,461,961
Balances as of December 31, 2018	8,700,749	29,608,998	753,078	1,021,247	988,114	41,072,186
Additions	28,449	76,756	13,955	1,506,343	121,097	1,746,600
Capitalized interest	-	-	-	24,676	-	24,676
Transfers	115,452	884,161	24,037	(1,038,693)	15,043	-
Disposals	(54,699)	(165,139)	(1,890)	(40,314)	(105,643)	(367,685)
Foreign exchange effect	122,992	626,432	13,369	42,470	10,797	816,060
Balances as of December 31, 2019	8,912,943	31,031,208	802,549	1,515,729	1,029,408	43,291,837
Additions	50,848	98,372	9,765	1,369,947	121,846	1,650,778
Capitalized interest	-	-	-	24,622	-	24,622
Transfers	207,551	695,512	13,653	(939,231)	22,515	-
Disposals	(226,920)	(505,580)	(11,487)	-	(144,153)	(888,140)
Business Combination (note 3.4)	275,076	173,453	29	36,563	1,636	486,757
Impairment of non-financial assets (note 30)	(198,196)	(213,729)	-	-	-	(411,925)
Foreign exchange effect	918,554	3,621,233	107,634	246,575	47,285	4,941,281
Balances as of December 31, 2020	9,939,856	34,900,469	922,143	2,254,205	1,078,537	49,095,210

				Property, plant and
	Land and	Machines, equipment,	Data electronic	equipment under
Accumulated depreciation	buildings	and installations	equipment	construction	Other	Total
Balances as of January 1, 2018	(3,915,023)	(18,576,836)	(622,234)	-	(382,482)	(23,496,575)
Depreciation	(291,315)	(1,128,138)	(34,814)	-	(130,611)	(1,584,878)
Transfers	18,341	5,234	158	-	(23,733)	-
Disposals	29,944	258,609	2,609	-	7,970	299,132
Transfer to assets held for sale	105,787	286,204	11,667	-	234,271	637,929
Effects of IAS 29 adoption	-	(265,654)	-	-	-	(265,654)
Foreign exchange effect	(129,539)	(946,240)	(44,332)	-	4,452	(1,115,659)
Balances as of December 31, 2018	(4,181,805)	(20,366,821)	(686,946)	-	(290,133)	(25,525,705)
Depreciation	(295,615)	(1,136,040)	(33,143)	-	(112,384)	(1,577,182)
Transfers	-	(20)	-	-	20	-
Disposals	38,826	145,019	1,818	-	105,272	290,935
Foreign exchange effect	(74,868)	(483,549)	(12,151)	-	(7,824)	(578,392)
Balances as of December 31, 2019	(4,513,462)	(21,841,411)	(730,422)	-	(305,049)	(27,390,344)
Depreciation	(413,252)	(1,354,559)	(37,616)	-	(100,210)	(1,905,637)
Disposals	223,174	497,434	11,169	-	128,833	860,610
Foreign exchange effect	(440,999)	(2,835,685)	(100,806)	-	(29,434)	(3,406,924)
Balances as of December 31, 2020	(5,144,539)	(25,534,221)	(857,675)	-	(305,860)	(31,842,295)

Net property, plant and equipment
Balances as of December 31, 2018	4,518,944	9,242,177	66,132	1,021,247	697,981	15,546,481
Balances as of December 31, 2019	4,399,481	9,189,797	72,127	1,515,729	724,359	15,901,493
Balances as of December 31, 2020	4,795,317	9,366,248	64,468	2,254,205	772,677	17,252,915

Summary of useful lives of property, plant and equipment

Useful lives of
property,
plant and equipment
Buildings	10 to 33 years
Machines, equipment, and installations	10 to 20 years
Furniture and fixture	5 to 10 years
Vehicles	3 to 5 years
Data electronic equipment	2.5 to 6 years